LEASES - Narrative (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Gross investment in finance leases receivable	$ 44,724,074	$ 44,042,308
Minimum lease payments	28,493,129	27,291,604
Allowance for lease portfolio	1,066,792	$ 1,088,272
Disposal groups classified as held for sale | Banistmo S.A.
LEASES
Gross investment in finance leases receivable	554,504
Minimum lease payments	493,277
Allowance for lease portfolio	$ 23,545
Minimum
LEASES
Term of finance lease	1 year
Maximum
LEASES
Term of finance lease	20 years